Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-1
	Asset Type:	Consumer Retail
2. Factor Summary

3. Interest Summary	Closing Date:	3/25/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-1

5. Collateral Summary	Collection Period, Begin:	3/1/2011
	Collection Period, End:	3/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	04/11/2011
	Distribution Date:	4/15/2011
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc., formerly GMAC Inc.:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Such Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

1.	Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005HAD5	250,000,000.00	0.00	0.32312	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005HAA1	204,000,000.00	96,907,016.20	0.75	27,879,888.00	60,566.89	27,940,454.89	0.00	0.00	69,027,128.20
A-3	02005HAB9	364,000,000.00	364,000,000.00	1.45	0.00	439,833.33	439,833.33	0.00	0.00	364,000,000.00
A-4	02005HAC7	90,900,000.00	90,900,000.00	2.30	0.00	174,225.00	174,225.00	0.00	0.00	90,900,000.00
B	02005HAE3	29,100,000.00	29,100,000.00	3.29	0.00	79,782.50	79,782.50	0.00	0.00	29,100,000.00
C	02005HAF0	25,600,000.00	25,600,000.00	3.61	0.00	77,013.33	77,013.33	0.00	0.00	25,600,000.00
Deal Totals		963,600,000.00	606,507,016.20		27,879,888.00	831,421.05	28,711,309.05	0.00	0.00	578,627,128.20

2.	Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	475.03439314	136.66611765	0.29689652	136.96301417	0.00000000	338.36827549
A-3	1,000.00000000	0.00000000	1.20833332	1.20833332	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.91666667	1.91666667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.74166667	2.74166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	3.00833320	3.00833320	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Beginning Aggregate Note Pool Factor:	629.41782503
Ending Aggregate Note Pool Factor:	600.48477397

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3.	Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.32312	0.00	0.00	0.00	0.00
A-2	30/360	96,907,016.20	0.75	60,566.89	60,566.89	0.00	0.00
A-3	30/360	364,000,000.00	1.45	439,833.33	439,833.33	0.00	0.00
A-4	30/360	90,900,000.00	2.30	174,225.00	174,225.00	0.00	0.00
Class A Totals		551,807,016.20		674,625.22	674,625.22	0.00	0.00

B	30/360	29,100,000.00	3.29	79,782.50	79,782.50	0.00	0.00
C	30/360	25,600,000.00	3.61	77,013.33	77,013.33	0.00	0.00
Deal Totals		606,507,016.20		831,421.05	831,421.05	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

4. Collections and Distributions

Collections
Receipts During the Period	31,281,350.93
Administrative Purchase Payments	30,815.86
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	386,613.52
Other Fees or Expenses Paid	0.00
Total Collections	31,698,780.31

Beginning Reserve Account Balance	10,224,250.18
Total Available Amount	41,923,030.49

Distributions
Total Available Amount	41,923,030.49
Basic Servicing Fee	600,182.65
Aggregate Class A Interest Distributable Amount	674,625.22
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	79,782.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	77,013.33
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	10,224,250.18
Noteholders' Regular Principal Distributable Amount	27,879,888.00
Excess Total Available Amount to the Certificateholders	2,387,288.61

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,681	44,975	43,925

Deal Totals	Aggregate Receivables Principal Balance	1,022,425,018.31	675,520,704.94	647,640,816.94

	Aggregate Amount Financed	1,100,973,383.09	720,219,180.90	690,013,679.78

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Life	Beginning Weighted Average Life	Ending Weighted Average Life
Deal Totals	3.02000000	2.89356554	2.87556844	65.66	65.96	66.02	55.67	45.89	45.16

C. Pool Composition – Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.61%	1.03%	0.87%	0.74%	0.87%	0.82%	0.97%	0.85%	0.82%	0.89%	0.90%	0.92%	0.84%	1.18%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	705,116,430.34	161,898.98	0.2755%	43,925	33	0.0751%
Preceding	733,567,804.36	138,125.85	0.2260%	44,975	26	0.0578%
Next Preceding	760,908,306.20	132,612.23	0.2091%	45,699	28	0.0613%
Three Month Average			0.2369%			0.0647%

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,100,973,383.09	1,770,088.36	0.1608%	31 - 60 days	219	3,713,136.25
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-1 related to delinquencies, charge offs or uncollectible accounts. There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts. 1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period BK's				61 - 90 days	30	527,967.46
				> 90 days	3	74,257.36

				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	286	3,915,807.81
				Current Period	34	566,776.60
				Inventory Charged Off2	35	284,589,27
				Ending Inventory	285	4,197,995.14

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	10,224,250.18	10,224,250.18	0.00	0.00	0.00	10,224,250.18	10,224,250.18

8. Performance Tests
Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	58,825,018.31
Current Overcollateralization	69,013,688.74
Overcollateralization Target	69,013,688.74
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-1.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how AART 2010-1 will perform in the future.